Cover	Jan. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 02, 2024
Entity File Number	001-39580
Entity Registrant Name	Immunome, Inc.
Entity Central Index Key	0001472012
Entity Tax Identification Number	77-0694340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	665 Stockton Drive, Suite 300
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19342
City Area Code	610
Local Phone Number	321-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IMNM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false